SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) - Inventory Valuation Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Inventory provision, beginning of year	$ 16,789	$ 16,607
Increase in inventory provision	11,165	7,671
Write off	(6,216)	(7,489)
Inventory provision, end of year	$ 21,738	$ 16,789